CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME
Net (loss) / income	$ 8,279	$ (2,489)	$ (9,590)
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	1,542	(1,409)	(832)
Total comprehensive (loss) / income:	9,821	(3,898)	(10,422)
Comprehensive (loss) / income attributable to LightInTheBox Holding Co., Ltd.	$ 9,821	$ (3,898)	$ (10,422)